Related Party Transactions (Details) - Schedule of Purchased Raw Materials - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Purchased Raw Materials [Line Items]
Purchases from related parties		$ 2,517,675	$ 3,386,224
Lvduosen [Member]
Schedule of Purchased Raw Materials [Line Items]
Purchases from related parties	[1]	928,844	1,085,233
Xuanrui [Member]
Schedule of Purchased Raw Materials [Line Items]
Purchases from related parties	[2]	815,785	1,073,656
Dimaike [Member]
Schedule of Purchased Raw Materials [Line Items]
Purchases from related parties	[3]	$ 773,046	$ 1,227,335

[1]	For the years ended December 31, 2023 and 2022, the Company purchased conveyor in the amount of $928,844 and $1,085,233 from Lvduosen, respectively. The purchase from Lvduosen accounted for approximately 7% and 6% of the Company’s total purchase for the years ended December 31, 2023 and 2022, respectively.
[2]	For the years ended December 31, 2023 and 2022, the Company purchased production parts in the amount of $815,785 and $1,073,656 from Xuanrui, respectively. The purchase from Xuanrui accounted for approximately 6% of the Company’s total purchase for both the years ended December 31, 2023 and 2022.
[3]	For the years ended December 31, 2023 and 2022, the Company purchased hydraulic pump and related parts in the amount of $773,046 and $1,227,335, respectively, from Dimaike to manufacture hydraulic-drive shredders. The purchase from Dimaike accounted for approximately 5% and 6% of the Company’s total purchase for the years ended December 31, 2023 and 2022, respectively.